Revenue Disaggregation (Tables)	12 Months Ended
Dec. 31, 2024
Revenue Disaggregation
Schedule of revenue by timing of recognition

	For the Year Ended December 31,
	2022	2023	2024
Revenue recognized at a point in time	45,150,485	123,623,481	144,108,738
Including: Vehicle sales	44,106,434	120,294,667	138,538,092
Other sales and services	1,044,051	3,328,814	5,570,646
Revenue recognized over time	136,331	227,851	351,208
Total	45,286,816	123,851,332	144,459,946